Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net earnings	$ 16,123	$ 15,133	$ 11,357
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	6,031	5,569	4,183
Provision for (recovery of) loan losses	1,472	(1,163)	4,259
Deferred income taxes	(541)	(227)	(560)
Gain on sale of investment securities	0	0	(2,639)
Gain on sale of other real estate	0	(21)	0
Write-down of other real estate	0	0	47
(Gain) loss on sale and writedowns of premises and equipment	85	(105)	0
Restricted stock units expense	249	181	27
Proceeds from sales of loans held for sale	22,659	98,365	112,426
Origination of loans held for sale	(19,233)	(92,863)	(117,148)
Change in:
Cash surrender value of life insurance	(403)	(397)	(380)
Right of use lease asset	1,677	738	199
Other assets	(3,920)	(554)	(596)
Lease liability	(1,673)	(721)	(176)
Other liabilities	131	2,965	(1,837)
Net cash provided by operating activities	22,657	26,900	9,162
Cash flows from investing activities:
Purchases of investment securities available for sale	(149,738)	(209,306)	(127,893)
Proceeds from sales, calls and maturities of investment securities available for sale	7,875	9,540	62,408
Proceeds from paydowns of investment securities available for sale	37,400	28,536	19,169
Purchases of other investments	0	0	(45)
Proceeds from paydowns of other investment securities	1,162	201	176
Net change in FHLB stock	(105)	331	(55)
Net change in loans	(148,072)	64,380	(99,971)
Purchases of premises and equipment	(4,563)	(484)	(2,492)
Purchases of bank owned life insurance	0	0	(269)
Proceeds from sale of premises and equipment	0	515	0
Proceeds from sale of other real estate and repossessions	0	149
Proceeds from bank owned life insurance	65	0	0
Net cash used by investing activities	(255,976)	(106,138)	(148,972)
Cash flows from financing activities:
Net change in deposits	22,467	191,662	254,569
Net change in securities sold under agreement to repurchase	10,594	10,893	1,980
Proceeds from FHLB borrowings	0	0	70,000
Repayments of FHLB borrowings	0	0	(70,000)
Proceeds from FRB borrowings	1	1	1
Repayments of FRB borrowings	(1)	(1)	(1)
Proceeds from Fed Funds Purchased	162	162	7,011
Repayments of Fed Funds Purchased	(162)	(162)	(7,011)
Repayments of Junior Subordinated Debentures			(155)
Common stock repurchased	(710)	(3,605)	(2,999)
Cash dividends paid on common stock	(4,935)	(3,793)	(4,392)
Net cash provided by financing activities	27,416	195,157	249,003
Net change in cash and cash equivalents	(205,903)	115,919	109,193
Cash and cash equivalents at beginning of period	277,499	161,580	52,387
Cash and cash equivalents at end of period	71,596	277,499	161,580
Cash paid during the year for:
Interest	3,284	3,224	3,856
Income taxes	4,659	3,669	2,781
Noncash investing and financing activities:
Change in unrealized gain (loss) on investment securities available for sale, net	(47,693)	(5,304)	1,756
Transfer of loans to other real estate	0	0	175
Issuance of accrued restricted stock units	41	39	57
Initial recognition of lease right of use asset and lease liability	$ 2,181	$ 1,927	$ 942